Shareholder Report, Holdings (Details) - BNY Mellon Equity Income Fund	May 31, 2024
Class A - DQIAX | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class A - DQIAX | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class A - DQIAX | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class A - DQIAX | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A - DQIAX | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A - DQIAX | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A - DQIAX | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A - DQIAX | Qualcomm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A - DQIAX | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A - DQIAX | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A - DQIAX | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class A - DQIAX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A - DQIAX | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A - DQIAX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A - DQIAX | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class A - DQIAX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class A - DQIAX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class A - DQIAX | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class A - DQIAX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class A - DQIAX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class A - DQIAX | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class A - DQIAX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class A - DQIAX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Class C - DQICX | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class C - DQICX | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class C - DQICX | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class C - DQICX | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C - DQICX | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C - DQICX | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C - DQICX | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C - DQICX | Qualcomm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C - DQICX | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C - DQICX | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C - DQICX | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class C - DQICX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C - DQICX | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C - DQICX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class C - DQICX | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class C - DQICX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class C - DQICX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class C - DQICX | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class C - DQICX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class C - DQICX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class C - DQICX | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class C - DQICX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class C - DQICX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Class I - DQIRX | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class I - DQIRX | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class I - DQIRX | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class I - DQIRX | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I - DQIRX | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I - DQIRX | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I - DQIRX | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I - DQIRX | Qualcomm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class I - DQIRX | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I - DQIRX | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I - DQIRX | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class I - DQIRX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I - DQIRX | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I - DQIRX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class I - DQIRX | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class I - DQIRX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class I - DQIRX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class I - DQIRX | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class I - DQIRX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class I - DQIRX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class I - DQIRX | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class I - DQIRX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class I - DQIRX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Class Y - DQIYX | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class Y - DQIYX | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class Y - DQIYX | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class Y - DQIYX | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class Y - DQIYX | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class Y - DQIYX | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Y - DQIYX | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Y - DQIYX | Qualcomm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class Y - DQIYX | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Y - DQIYX | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class Y - DQIYX | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class Y - DQIYX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Y - DQIYX | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Y - DQIYX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class Y - DQIYX | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class Y - DQIYX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class Y - DQIYX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class Y - DQIYX | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class Y - DQIYX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class Y - DQIYX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class Y - DQIYX | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class Y - DQIYX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class Y - DQIYX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.70%